Accounts payable and accrued liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	June 30, 2026	December 31, 2025
Accounts payable	$1,241	$1,561
Accrued payroll liabilities	1,445	1,949
Other accrued liabilities	2,221	1,623
	$4,907	$5,133

	As of December 31
	2025	2024
Accounts payable	$1,561	$2,851
Accrued payroll liabilities	1,949	3,668
Other accrued liabilities	1,623	2,443
	$5,133	$8,962